Supplemental Disclosure of Cash Flow Information - Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
Trade and other receivables	$ 133	$ (189)	$ (196)	$ (269)
Inventory	(191)	(379)	(496)	(816)
Prepaid expenses and other current assets	(267)	20	(123)	(151)
Other non-current assets		151		151
Payables and accrued liabilities	502	(1,040)	247	(864)
Provision for restructuring costs				(1,352)
Income taxes payable		(396)		2,904
Employee future benefits (note 10)	(108)	260	(217)	144
Lease liabilities	(18)		(38)
Provisions and other non-current liabilities		(217)		(280)
Increase (decrease) in operating assets and liabilities	$ 51	$ (1,790)	$ (823)	$ (533)